Investments in Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Hotel	Dec. 31, 2012 Hotel	Dec. 31, 2011	Jun. 30, 2014 Hotel
Schedule of Equity Method Investments [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	30	32		27
Equity investments	$ 245	$ 276		$ 240
Equity Method Investments As Percent Of Total Assets	1.00%	1.00%
Debt of unconsolidated joint ventures	1,100	1,100		1,000
Unconsolidated affiliates creditor debt	17	20		17
Equity Method Investment, Other than Temporary Impairment		19	141
Cost-method Investments, Other than Temporary Impairment		1
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	119	120
Amortization of Basis Difference Equity Method Investments	3
Felcor Hotels, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	13
Equity investments	99	104
Equity method investment ownership percentage range	10 percent to 50 percent
Equity method investment, ownership percentage	50.00%
Equity Method Investments Disposed	3
Ashford HHC Partners III, LP [Member]
Schedule of Equity Method Investments [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	2
Equity investments	20	37
Equity method investment, ownership percentage	25.00%
Domhotel GmbH, Berlin [Member]
Schedule of Equity Method Investments [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	1
Equity investments	$ 38	$ 35
Equity method investment, ownership percentage	40.00%
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	14
Equity method investment ownership percentage range	10 percent to 50 percent